ASSET DECOMMISSION OBLIGATION - Adjustment to present value of Decommissioning, Low and Medium Activity Rejects and Used Nuclear Fuel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ASSET DECOMMISSION OBLIGATION
Discount rate (as a percent)	5.88%
Present value adjustment of decommissioning, low and medium activity waste and used nuclear fuel, recognized	R$ 89,051	R$ 84,083